Share-Based Compensation - Summary of Valuation Assumptions Used (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	55.20%	55.90%
Contractual term (in years)	4 years	4 years
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			54.64%
Expected volatility, Maximum			56.31%	62.13%
Expected volatility, Minimum			54.64%	61.32%
Risk-free interest rate (per annum)			2.15%
Risk-free interest rate, Maximum			2.75%	3.06%
Risk-free interest rate, Minimum			2.15%	2.81%
Exercise multiple			2.80	2.80
Contractual term (in years)			10 years	10 years
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		54.88%
Risk-free interest rate (per annum)		0.79%
Exercise multiple		2.80
Expected dividend yield
Contractual term (in years)		10 years
2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		56.51%
Risk-free interest rate (per annum)		0.86%
Exercise multiple, Maximum		2.20
Exercise multiple, Minimum		2.80
Contractual term (in years)		10 years